Income Tax - Accrued Interest and Penalties on Uncertain Tax Position (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Change In Tax Positions [Abstract]
Accrued interest on uncertain tax position	$ 713	$ 867	$ 800
Accrued penalties on uncertain tax position	384	461	486
Total accrued interest and penalties on uncertain tax position	$ 1,097	$ 1,328	$ 1,286